Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Office equipment and furniture	$ 151,007	$ 140,695
Automobiles	69,782	62,580
Leasehold improvement	403,778	369,065
Subtotal	624,567	572,340
Less: accumulated depreciation	(498,535)	(453,096)
Property and equipment, net	$ 126,032	$ 119,244